ADVANCED SERIES TRUST

AST Balanced Asset Allocation Portfolio

AST Capital Growth Asset Allocation Portfolio

AST FI Pyramis Asset Allocation Portfolio

AST Franklin Templeton Founding Funds Allocation Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan Strategic Opportunities Portfolio

AST Preservation Asset Allocation Portfolio

AST Schroders Global Tactical Portfolio

AST Schroders Multi-Asset World Strategies Portfolio

AST T. Rowe Price Asset Allocation Portfolio; and

AST Wellington Management Hedged Equity Portfolio

Supplement dated September 20, 2013 to the Summary Prospectuses dated April 29, 2013

This supplement should be read in conjunction with your Advanced Series Trust (AST) Summary Prospectuses, and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Summary Prospectuses. This Supplement is only applicable to the listed Portfolios. No other portfolios of AST are affected by this Summary Prospectus Supplement. These changes are effective on or about November 4, 2013. Depending upon market, economic, and financial conditions as of November 4, 2013, and the ability of AST and the applicable subadviser(s) to implement certain legal agreements, it may take several weeks to fully implement the revised investment strategies for each Portfolio. None of the changes described herein are expected to change the risk profile of any of the Portfolios.

A.	AST FI Pyramis Asset Allocation Portfolio; AST Franklin Templeton Founding Funds Allocation Portfolio; AST J.P. Morgan Global Thematic Portfolio; AST J.P. Morgan Strategic Opportunities Portfolio; AST Schroders Global Tactical Portfolio; AST Schroders Multi-Asset World Strategies Portfolio; AST T. Rowe Price Asset Allocation Portfolio; and AST Wellington Management Hedged Equity Portfolio: New Risk Disclosure

1.	The following is added to “Principal Risks of Investing in the Portfolio” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus:

Liquidity Allocation Risk. The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in individual securities and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. The Investment Managers believe that this change will not have any material impact on long-term performance; however, there are no guarantees about future performance, and, under certain market conditions, short-term performance may be affected.

B.	AST Balanced Asset Allocation Portfolio; AST Capital Growth Asset Allocation Portfolio; and AST Preservation Asset Allocation Portfolio: New Risk Disclosure

1.	The following is added to “Principal Risks of Investing in the Portfolio” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus:

Liquidity Allocation Risk. The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets invested in underlying funds and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. The Investment Managers believe that this change will not have any material impact on long-term performance; however, there are no guarantees about future performance, and, under certain market conditions, short-term performance may be affected.

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C.	AST Balanced Asset Allocation Portfolio: New Investment Strategy

The Portfolio will allocate an increased portion of its assets to a liquidity strategy. To reflect these changes, the Summary Prospectus is revised as follows:

1.	The following is added to “Principal Investment Strategies” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus:

QMA will allocate approximately 10% of the Portfolio’s net assets to a liquidity strategy. The liquidity strategy will be invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

D.	AST Capital Growth Asset Allocation Portfolio: New Investment Strategy

The Portfolio will allocate an increased portion of its assets to a liquidity strategy. To reflect these changes, the Summary Prospectus is revised as follows:

1.	The following is added to “Principal Investment Strategies” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus:

QMA will allocate approximately 12% of the Portfolio’s net assets to a liquidity strategy. The liquidity strategy will be invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

E.	AST FI Pyramis Asset Allocation Portfolio: New Investment Strategy

The Board of Trustees of AST (the Board) has approved changes to the Portfolio’s large cap core and emerging markets equity strategies and the addition of a new US Treasury Inflation Protected Securities (TIPS) Index Strategy. The Board also approved changes to the allocation ranges to each of the strategies. The Portfolio will allocate an increased portion of its assets to the liquidity strategy. To reflect these changes, the Summary Prospectus is revised as follows:

1.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus:

Management Fee	0.82%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses**	0.06%
Total Annual Portfolio Operating Expenses	0.98%

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

** Expenses for the Portfolio are based on Portfolio expenses as of June 30, 2013.

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2.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST FI Pyramis Asset Allocation Portfolio	$ 100	$ 312	$ 542	$ 1,201

3.	The information for “Principal Investment Strategies” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus is hereby deleted and replaced with the following:

In seeking to achieve the Portfolio’s investment objective, the Portfolio’s subadviser allocates the Portfolio’s assets across nine uniquely specialized investment strategies (collectively, the Investment Strategies). The Portfolio has five Investment Strategies that invest primarily in equity securities (i.e., the Equity Strategies), three fixed income strategies (i.e., the Broad Market Duration Strategy, the High Yield Bond Strategy and the TIPS Strategy), and one Investment Strategy designed to provide liquidity (i.e., the Liquidity Strategy). These Investment Strategies and the combined allocation of Portfolio assets to such Investment Strategies are described in the table below:

Strategy	Description	Estimated Percentage of Portfolio Assets
Large Cap Core Strategy	This strategy is one of the Equity Strategies. This strategy is a bottom-up, fundamental investment strategy. Within the strategy, each sector portfolio manager manages an independent sector sub-portfolio, which is then aggregated to form the diversified Large Cap Core Strategy. The allocation of assets to each of the sector sub-portfolios corresponds to the weight of each sector within the S&P 500 Index.	33% (May range from 30%-55% under normal circumstances)
Small/Mid Cap Core Strategy	This strategy is one of the Equity Strategies. It will produce a broadly diversified portfolio of small and mid-cap securities. The strategy is expected to be sector neutral as compared to the Russell 2500 Index.	12% (May range from 5%-20% under normal circumstances)
International Value Strategy	This strategy is one of the Equity Strategies. It uses a value-oriented investment approach to produce a diversified international portfolio. The strategy focuses on stocks that are believed to be inexpensively priced in relation to their earnings power and cash generation capability.	7% (May range from 2.5%-12.5%* under normal circumstances)
International Growth Strategy	This strategy is one of the Equity Strategies. It uses a growth-oriented investment approach to produce a diversified portfolio of large-, medium-, and small-cap companies in Europe, Japan, and the Pacific Basin. The strategy concentrates on companies with above-average earnings growth combined with attractive relative valuations and companies that possess fundamental strength in technology or business strategy that provide a competitive advantage.	7% (May range from 2.5%-12.5%* under normal circumstances)

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Emerging Markets All Cap Strategy	This strategy is one of the Equity Strategies. In selecting securities for this strategy, Pyramis seeks to provide excess returns relative to the MSCI Emerging Markets Investible Market Index by employing a high tracking error strategy that aims to capture high alpha investment opportunities by exploiting inefficiencies in emerging market equity securities. Pyramis seeks companies with consistent, self-sustaining cash flow generation with organic growth, strong return on equity, and available at reasonable valuations.	2% (May range from 0%-7.5%* under normal circumstances)
Broad Market Duration Strategy	This strategy primarily invests in a full spectrum of US dollar denominated investment-grade securities and related instruments. The strategy is intended for the assets attributable to this strategy to be well diversified across sectors and issuers. This strategy holds approximately 125-150 issuers with an average weighting per issuer of 0.5% of relevant assets. The duration is similar to that of the Barclays Capital Aggregate Bond Index.	25% (May range from 20%-40% under normal circumstances)
High Yield Bond Strategy	This strategy will seek to outperform the BofA Merrill Lynch High Yield Master II Constrained Bond® Index by investing in domestic high-yield corporate bonds and, to a lesser extent, in bank loans and preferred and convertible securities. The Portfolio’s subadviser will emphasize sector valuation and individual security selection in constructing this segment of the Portfolio, and focus on the less efficient, middle-tier section of the high-yield market while selectively investing in lower rated issuers. The high-yield bond segment of the Portfolio is designed to be well diversified across sectors, capital structure, and issuers.	2% (May range from 0%-7.5% under normal circumstances)
TIPS Strategy	This strategy seeks to fully replicate the Barclays Capital US TIPS 1-10 Year Index. The investable universe consists of Treasury inflation protected securities, which are issued by the United States Treasury and are backed by a full faith and credit pledge.	2% (May range from 0%-10% under normal circumstances)
Liquidity Strategy	Approximately 10% of the Portfolio’s net assets are allocated to: derivative instruments, including but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon in an attempt to provide liquid exposure to their respective equity and fixed income benchmark indices as well as cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions and any variation margin calls with respect to the futures contracts. The strategy may also include investments in ETFs for additional exposure to relevant markets.	10%**

* Notwithstanding the individual maximum exposures for the International Value Strategy (i.e., 12.5%), the International Growth Strategy (i.e., 12.5%), and the Emerging Markets All Cap Strategy (i.e., 7.5%), the maximum combined exposure to these three investment strategies is 30% of the Portfolio’s net assets.

** The Liquidity Strategy may temporarily deviate from the 10% allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

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F.	AST Franklin Templeton Founding Funds Allocation Portfolio: New Investment Strategy

The Portfolio will allocate an increased portion of its assets to a liquidity strategy. To reflect these changes, the Summary Prospectus is revised as follows:

1.	The following is added to “Principal Investment Strategies” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus:

The Franklin Templeton Subadvisers will allocate approximately 12% of the Portfolio’s net assets to a liquidity strategy. The liquidity strategy will be invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

G.	AST J.P. Morgan Global Thematic Portfolio: New Investment Strategy

The Portfolio will allocate a portion of its assets to a liquidity strategy. To reflect these changes, the Summary Prospectus is revised as follows:

1.	The following is added to “Principal Investment Strategies” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus:

The subadviser will allocate approximately 10% of the Portfolio’s net assets to a liquidity strategy. The liquidity strategy will be invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

H.	AST J.P. Morgan Strategic Opportunities Portfolio: New Investment Strategy

The Portfolio will allocate a portion of its assets to a liquidity strategy. To reflect these changes, the Summary Prospectus is revised as follows:

1.	The following is added to “Principal Investment Strategies” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus:

J.P. Morgan will allocate approximately 5% of the Portfolio’s net assets to a liquidity strategy. The liquidity strategy will be invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

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I.	AST Preservation Asset Allocation Portfolio: New Investment Strategy

The Portfolio will allocate an increased portion of its assets to a liquidity strategy. To reflect these changes, the Summary Prospectus is revised as follows:

1.	The following is added to “Principal Investment Strategies” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus:

QMA will allocate approximately 8% of the Portfolio’s net assets to a liquidity strategy. The liquidity strategy will be invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

J.	AST Schroders Global Tactical Portfolio: New Investment Strategy

The Portfolio will allocate a portion of its assets to a liquidity strategy. To reflect these changes, the Summary Prospectus is revised as follows:

1.	The following is added to “Principal Investment Strategies” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus:

The subadvisers will normally allocate at least 10% of the Portfolio’s net assets to a liquidity strategy. The liquidity strategy will be invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

K.	AST Schroders Multi-Asset World Strategies Portfolio: New Investment Strategy

The Portfolio will allocate a portion of its assets to a liquidity strategy. To reflect these changes, the Summary Prospectus is revised as follows:

1.	The following is added to “Principal Investment Strategies” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus:

The subadvisers will normally allocate at least 10% of the Portfolio’s net assets to a liquidity strategy. The liquidity strategy will be invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

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L.	AST T. Rowe Price Asset Allocation Portfolio: New Investment Strategy

The Portfolio will allocate a portion of its assets to a liquidity strategy. To reflect these changes, the Summary Prospectus is revised as follows:

1.	The following is added to “Principal Investment Strategies” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus:

The subadviser will allocate approximately 10% of the Portfolio’s net assets to a liquidity strategy. The liquidity strategy will be invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

M.	AST Wellington Management Hedged Equity Portfolio: New Investment Strategy

The Portfolio will allocate a portion of its assets to a liquidity strategy. To reflect these changes, the Summary Prospectus is revised as follows:

1.	The following is added to “Principal Investment Strategies” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus:

The subadviser will allocate approximately 10% of the Portfolio’s net assets to a liquidity strategy. The liquidity strategy will be invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

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